INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2012
ICTS Netherlands Airport Services VOF [Member]
Investments in and Advances to Affiliates [Line Items]
Summary of Investments in Affiliates

As of December 31, 2012 and 2011, there were no assets or liabilities related to NAS.

Statement of operations data for NAS is summarized below:

	Year Ended December 31,
	2012	2011	2010

Revenue	$-	$-	$-
Gross profit	-	-	-
Net income (loss)	$-	$-	$(20)

Inksure Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Summary of Investments in Affiliates

Balance sheet data for Inksure is summarized below:

	December 31,
	2012	2011

Current assets	$1,102	$2,905
Non-current assets	54	74
Total assets	$1,156	$2,979

Current liabilities	$312	$1,021
Non-current liabilities	106	212
Shareholders' equity	738	1,746
Total liabilities and shareholders' equity	$1,156	$2,979

Statement of operations data for Inksure is summarized below:

	Year Ended December 31,
	2012	2011	2010

Revenue	$1,061	$3,748	$2,812
Gross profit	544	2,855	2,358
Gain from extinguishment of covertible debt	-	-	5,881
Net income (loss)	(1,076)	(489)	4,887